Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Entity Information [Line Items]
Entity Registrant Name	KENON HOLDINGS LTD
Entity Central Index Key	0001611005
Document Type	20-F
Document Registration Statement	false
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
ICFR Auditor Attestation Flag	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	U0
Entity File Number	001-36761
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	53,887,154
Document Fiscal Year Focus	2022
Entity Address, Address Line One	1 Temasek Avenue #37-02B
Entity Address, Country	SG
Entity Address, Postal Zip Code	039192
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	KEN
Security Exchange Name	NYSE
Document Accounting Standard	International Financial Reporting Standards
Entity Address, City or Town	Millenia Tower
Auditor Name	KPMG LLP
Auditor Location	Singapore
Auditor Firm ID	1051
Business Contact [Member]
Document Entity Information [Line Items]
Entity Address, Address Line One	Skadden, Arps, Slate, Meagher and Flom (UK) LLP
Entity Address, Address Line Two	22 Bishopsgate
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2N 4BQ
City Area Code	44
Local Phone Number	20 7519 7000
Contact Personnel Name	James A. McDonald
Entity Address, City or Town	London